Investment Strategy - Schroders US Autocallable Ladder Income ETF	Sep. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to generate monthly income by providing exposure to a theoretical portfolio of synthetic autocallable structured notes (“Autocallable Structures”). The Fund obtains this exposure through total return swap agreements (“Swap Agreements”) linked to the Autocallable Index. The Fund is not managed as an index-tracking ETF. Rather, the Autocallable Index serves as a mechanism for obtaining the Fund’s exposure to a portfolio of multiple Autocallable Structures with different start dates and maturities. By spreading exposure across multiple Autocallable Structures rather than a single Autocallable Structure, the Fund seeks to reduce timing risk and lessen the impact that the performance of any one Autocallable Structure would have on the Fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Swap Agreements that provide exposure to the Autocallable Index. For purposes of this investment policy, Swap Agreements are valued at their notional value. The Fund’s 80% investment policy is non-fundamental and may be changed upon 60 days’ prior written notice to shareholders.

The Fund enters into Swap Agreements with major financial institutions (“Counterparties”) for specified terms. The Swap Agreements are “unfunded,” meaning the Fund does not make an upfront payment to a Counterparty. Rather, at maturity, the Fund and the Counterparty exchange a payment based on the return of the Autocallable Index, net of financing costs. This structure allows the Fund to obtain economic exposure to the Autocallable Index without owning the underlying instruments directly or committing the full notional amount at the start of the agreement. To serve as collateral in connection with the Swap Agreements, the Fund may invest in U.S. government securities (including U.S. Treasury bills, notes, and bonds), money market funds, and cash and cash equivalents.

The Fund seeks to generate income and intends to make monthly distributions to investors. Distribution amounts may vary based on several factors, including whether the Autocallable Structures underlying the Autocallable Index meet certain predefined performance barriers, as described below, the occurrence of autocall events, and the income generated from the Fund’s U.S. Treasury securities, and cash and cash equivalents. The Fund targets, but does not guarantee, monthly distributions at an annualized rate of approximately 6% over the prevailing Secured Overnight Financing Rate (SOFR), gross of fees (the “targeted distribution rate”). There can be no assurance, and there is no certainty, that the Fund will be able to achieve, maintain, or distribute its targeted distribution rate.

The Fund is classified under the 1940 Act as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The Autocallable Index

The Autocallable Index is the Bloomberg Schroders US Large Cap Autocallable Index. The Autocallable Index was developed and is licensed by the Adviser, and is independently calculated, maintained and administered by Bloomberg Index Services Limited (the “Index Provider”). The Autocallable Index is a systematic, rules-based index calculated pursuant to a predetermined methodology.

Schroders developed the index and Bloomberg independently calculates, maintains and administers the Index.

The Autocallable Index is designed to reflect the performance of a theoretical portfolio of approximately 40 to 1,000 synthetic Autocallable Structures. The Index represents a theoretical portfolio because it is an index and does not directly hold assets. The Autocallable Structures are synthetic because they are hypothetical instruments created following predefined rules and are not actual structured notes issued by a third party. Although the Autocallable Structures generally share the same key terms, they are added to the Autocallable Index at different times, creating a laddered portfolio with staggered maturities. This approach is intended to reduce the impact of entering the market at any one point in time and to provide diversification across multiple autocallable investments.

The Autocallable Index methodology specifies the eligibility criteria and structural characteristics of each Autocallable Structure, including the reference index, maturity profile, observation schedule, barrier level and coupon determination. New Autocallable Structures are systematically added to the Index and existing structures are removed in accordance with the methodology’s rules, which are designed to maintain diversified exposure across structures with different start dates and maturities.

An Autocallable Structure is linked to the performance of an equity market index. It is designed to generate periodic coupon payments and return principal at maturity (or earlier if redeemed automatically), subject to specified performance conditions.

The date on which an Autocallable Structure is added to the Autocallable Index is referred to as its “Initiation Date.” Beginning after its Initiation Date, an Autocallable Structure may generate a monthly coupon (a “Coupon”) on a specified observation date (each, a “Coupon Observation Date”) if the level of the underlying reference index (the “Underlying Reference Index”) is at or above a specified threshold (the “Coupon Barrier”). If the Underlying Reference Index is below the Coupon Barrier on a Coupon Observation Date, no Coupon is generated for that period.

Each Autocallable Structure also has an initial period during which it cannot be called early (the “Non-Callable Period”). After that period ends, an Autocallable Structure will be automatically called and removed from the Autocallable Index if, on a designated observation date (an “Autocall Observation Date”), the Underlying Reference Index is at or above a specified level (the “Autocall Barrier”). When this occurs, the Autocallable Structure returns its principal value and generates a Coupon due for that Autocall Observation Date, but no future Coupon payments are paid because the Autocallable Structure terminates.

Each Autocallable Structure also includes a limited level of downside protection. Specifically, if, at maturity (the “Maturity Date”), the level of the Underlying Reference Index is at or above a predetermined level (the “Put Strike”), declines in the Underlying Reference Index since the Autocallable Structure’s Initiation Date will not reduce the Autocallable Structure’s settlement value below its principal amount. If, however, the Underlying Reference Index is below the Put Strike on the Maturity Date, the settlement value of the Autocallable Structure will be reduced, potentially significantly, by the percentage by which the Underlying Reference Index is below the Put Strike, multiplied by a specified risk factor (the “Risk Factor”).

The level of the Underlying Reference Index on an Autocallable Structure’s Initiation Date is used to determine its Autocall Barrier, Coupon Barrier, and Put Strike. Depending on the subsequent performance of the Underlying Reference Index, an Autocallable Structure may:

1.

Generate fixed periodic coupon payments if the Underlying Reference Index is at or above the Coupon Barrier on a Coupon Observation Date. During the Non-Callable Period, coupon payments are determined without regard to the Autocall Barrier. After the Non-Callable Period, if the Underlying Reference Index is at or above the Autocall Barrier on an Autocall Observation Date, the Autocallable Structure will pay its final coupon, be automatically redeemed, and terminate;

2.	Increase or decrease in value over time based on the performance of the Underlying Reference Index and market conditions; and

3.	Experience a reduction in settlement value at the Maturity Date if the Underlying Reference Index is below the Put Strike.

Once an Autocallable Structure is added to the Autocallable Index, its terms are fixed and cannot be changed. All coupon payments, automatic redemptions and settlement amounts are determined solely by the performance of the Underlying Reference Index on the specified observation dates.

The Fund does not invest directly in Autocallable Structures. Instead, it obtains exposure to them through the Autocallable Index via its Swap Agreements. As a result, losses on Autocallable Structures included in the Autocallable Index that reduce the value of the Autocallable Index will, in turn, negatively impact the Fund.

See below for a summary of the key terms and characteristics of the Autocallable Structures in the Autocallable Index:

Characteristic	Description	Predefined Term
Maturity Date	The final observation date, on which the Autocallable Structure terminates (if not previously called) and the final payout is determined.	60 months after the Initiation Date.
Non-Callable Period

Each Autocallable Structure is subject to a period before which it may not be called. The Autocallable Structure receives Coupons during this period if the Underlying Reference Index is above the Coupon Barrier.

From the Initiation Date up to, but not including, the date that is 12 months after the Initiation Date.
Initiation Date	The date on which a new Autocallable Structure is added to the Autocallable Index.	Daily subject to cash availability within the Index.
Coupon Observation Date	Predetermined date on which a Coupon may be generated if the Underlying Reference Index is at or above the Coupon Barrier.	Every month after the Initiation Date.

Characteristic	Description	Predefined Term
Coupon Barrier	The predetermined level with respect to the Underlying Reference Index which will cause the Coupon to be paid if reached or exceeded on predetermined Coupon Observation Dates.	70% of the value of the Underlying Reference Index at the Initiation Date.
Autocall Observation Date	Predetermined date on which an Autocall Structure can be autocalled if the Underlying Reference Index is at or above the Autocall Barrier.	Every 3 months starting and including 12 months after the Initiation Date.
Autocall Barrier

The predetermined level of the Underlying Reference Index, which if reached or exceeded on predetermined Autocall Observation Dates will cause the Autocallable Structure to automatically be called. The Autocall Barrier is only effective after the expiration of the Non-Callable Period.

100% of the value of the Underlying Reference Index at the Initiation Date.
Put Strike	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable Contract will not result in a negative settlement value.	70% of the value of the Underlying Reference Index at the Initiation Date.
Risk Factor

If the level of the Underlying Reference Index at maturity is below the Put Strike, the settlement value of the Autocallable Structure will be reduced by the percentage decline of the Underlying Reference Index below the Put Strike, multiplied by this Risk Factor.

143% (rounded to nearest %), which is 1/70% (i.e. 1/Put Strike)

The “laddered” structure of the Autocallable Index means that it is designed to maintain exposure to multiple Autocallable Structures with staggered maturity dates, observation dates, put strikes and different barrier levels. As a result, the Autocallable Index provides exposure to a range of Autocallable Structures rather than a single structure or issuance period.

The Autocallable Index is maintained pursuant to a rules-based process, under which no more than one new Autocallable Structure is added on each Initiation Date pursuant to the pre-determined methodology of the Autocallable Index, and Autocallable Structures that have been autocalled or have matured are removed. The Autocallable Index does not rebalance the terms of existing Autocallable Structures. However, coupon payments and redemption proceeds received from Autocallable Structures are reinvested into new Autocallable Structures within the Index. This laddered approach is intended to maintain exposure across multiple Initiation Dates and Maturity Dates and reduce the timing and path-dependency risks associated with investing in a single Autocallable Structure or a single time period.

Although the Autocallable Index operates pursuant to predetermined rules, the Adviser and Schroder Investment Management North America Limited (“SIMNA, Ltd.” or the “Sub-Adviser” and, together with the Adviser, “Schroders”), the Fund’s investment sub-adviser, actively oversees Counterparty exposure and creditworthiness the Fund’s overall portfolio risk characteristics, and the execution and management of the Fund’s Swap Agreements. The Adviser has delegated the Fund’s day-to-day portfolio management responsibilities to the Sub-Adviser.

The Underlying Reference Index

The Underlying Reference Index is the Bloomberg Schroders US Large Cap ARC 30 Index. The Underlying Reference Index was developed and is licensed by the Adviser, and is independently calculated, maintained and administered by the Index Provider. The Underlying Reference Index seeks to provide enhanced exposure to a US large cap index (the “Underlying Equity Index”) while targeting a 30% volatility level.

The Underlying Equity Index is a float-adjusted market capitalization-weighted benchmark consisting of the 500 most highly capitalized U.S. companies or an ETF that provides similar exposure.

The Underlying Reference Index seeks to stabilize volatility and dividend risk via:

●	Volatility Targeting: Maintains a predetermined volatility target of 30%, which helps create a more stable risk profile across varying market conditions.

●

Dynamic Exposure Adjustment: Calculates exposure to the Underlying Equity Index based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 4.8x (480%).

●	Intraday Rebalancing: Adaptive Risk Control (“ARC”) modelling utilizing intraday time periods to estimate volatility and rebalance index exposure.

●

Synthetic Dividend: The Underlying Reference Index incorporates a fixed synthetic dividend adjustment (or “decrement”) of 5% per year. This adjustment is applied daily to the Index value. This daily decrement equals the 5% annual rate divided by 365 days (approximately 0.0137% per day) and is subtracted from the Index return in exchange and regardless of the actual dividends paid by the constituent securities.

The volatility-targeting methodology and synthetic dividend are intended to provide a more predictable volatility and dividend profile than would otherwise be available from direct exposure to the Underlying Equity Index. The synthetic dividend reduces the Underlying Reference Index level by an amount equal to a 5% annual rate, which is expected to create a performance drag relative to the Underlying Equity Index over time. In addition, the volatility-targeting methodology may reduce participation in gains of the Underlying Equity Index during certain market environments.

The Index Provider serves as the index provider for both the Autocallable Index and the Underlying Reference Index.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Swap Agreements that provide exposure to the Autocallable Index.